Total Capital and Net Income Per Unit - Issuances of Common Units (Parenthetical) (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 31, 2013
Capital Unit [Line Items]
Net proceeds from equity offerings		$ 35,374	$ 182,139	$ 190,520
General Partner's proportionate contribution		2.00%	2.00%	2.00%
Issuance of new common units, maximum aggregate amount					$ 100,000
General Partner [Member]
Capital Unit [Line Items]
General Partner's proportionate contribution		2.00%	2.00%	2.00%
Continuous Offering Program 2014 [Member]
Capital Unit [Line Items]
Number of Common Stock Units Issued, Sold in public and continuing offering program	160,000
Net proceeds from equity offerings	$ 6,800
General Partner's proportionate contribution	2.00%